Intangible Assets and Liabilities (Q1) (Tables)	3 Months Ended
Mar. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Schedule of Amortization of Intangible Assets and Liabilities
The following tables present Cleco and Cleco Power’s amortization of intangible assets and liabilities:

Cleco
	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Intangible assets
Cleco Katrina/Rita right to bill and collect storm recovery charges	$517	$4,870
Trade name	$64	$64
Power supply agreements	$6,400	$5,190
Intangible liabilities
LTSA	$871	$581
Power supply agreements	$882	$211

Schedule of Finite-Lived Intangible Assets and Liabilities
The following tables summarize the balances for intangible assets and liabilities subject to amortization for Cleco and Cleco Power:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Intangible assets
Cleco Katrina/Rita right to bill and collect storm recovery charges	$70,594	$70,594
Trade name	5,100	5,100
Power supply agreements	184,004	184,004
Total intangible assets carrying amount	259,698	259,698
Intangible liabilities
LTSA	24,100	24,100
Power supply agreements	14,200	14,200
Total intangible liability carrying amount	38,300	38,300
Net intangible assets carrying amount	221,398	221,398
Accumulated amortization	(120,395)	(115,167)
Net intangible assets subject to amortization	$101,003	$106,231

Cleco Power
Finite-Lived Intangible Assets [Line Items]
Schedule of Amortization of Intangible Assets and Liabilities
Cleco Power
	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Cleco Katrina/Rita right to bill and collect storm recovery charges	$517	$4,870

Schedule of Finite-Lived Intangible Assets and Liabilities
Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Cleco Katrina/Rita right to bill and collect storm recovery charges	$177,537	$177,537
Accumulated amortization	(177,537)	(177,020)
Net intangible assets subject to amortization	$—	$517